N-4		1 Months Ended
	Apr. 23, 2026	Jan. 19, 2026	Dec. 14, 2025	Nov. 14, 2025	Oct. 14, 2025	Sep. 14, 2025	Aug. 14, 2025	Jul. 17, 2025	Jun. 15, 2025	May 14, 2025	Apr. 14, 2025	Mar. 16, 2025	Feb. 17, 2025	Jan. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 23, 2026
Amendment Flag	false
Level Advantage B-Share
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage® B-Share
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.00%	6.00%	6.00%	6.00%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.50%	7.50%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%	6.10%	6.10%	6.10%	6.10%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	6.45%	6.45%	6.45%	6.45%	6.45%	6.45%	6.45%	6.10%	6.10%	6.10%	6.10%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.25%	9.25%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	8.50%	8.50%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	7.25%	7.25%	7.25%	7.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	7.75%	7.75%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.00%	7.00%	7.00%	7.00%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.00%	10.00%	9.65%	9.65%	9.65%	9.65%	9.65%	9.65%	9.65%	8.75%	8.75%	8.75%	8.75%
1 Year Nasdaq-100 Price Return index Performance Trigger 15% Protection Level	10.50%	10.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	12.15%	12.15%	11.15%	11.15%	11.15%	11.15%	11.15%	11.15%	11.15%	10.00%	10.00%	10.00%	10.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	10.00%	10.00%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	9.25%	9.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	7.50%	7.50%	7.50%	7.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	6.00%	6.00%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	4.50%	4.50%	4.50%	4.50%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	12.25%	12.25%	12.25%	12.25%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	11.00%	11.00%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.00%	10.00%	10.00%	10.00%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	13.75%	13.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	11.50%	11.50%	11.50%	11.50%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	11.00%	11.00%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	9.00%	9.00%	9.00%	9.00%
1 Year Nasdaq-100 Price Return index Performance Cap 15% Protection Level	12.00%	12.00%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	9.75%	9.75%	9.75%	9.75%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%	80.00%	80.00%	75.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	90.00%	85.00%	85.00%	80.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	90.00%	85.00%	85.00%	80.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.25%	12.25%	11.75%	11.75%	11.75%	10.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	13.75%	13.75%	13.75%	12.75%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.00%	11.00%	9.50%	9.50%	9.50%	7.75%
6 Year S&P 500® Price Return Index Dual15 Plus	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	65.00%	60.00%	60.00%	55.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	80.00%	75.00%	75.00%	60.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	50.00%	45.00%	45.00%	35.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	80.00%	75.00%	75.00%	60.00%
6 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	80.00%	75.00%	75.00%	65.00%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	90.00%	90.00%	75.00%	70.00%	70.00%	60.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	80.00%	80.00%	70.00%	65.00%	65.00%	55.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	85.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	65.00%	65.00%	65.00%	50.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	60.00%	60.00%	60.00%	45.00%
6 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	125.00%	125.00%	125.00%	125.00%	125.00%	100.00%	100.00%	100.00%	95.00%	95.00%	75.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	75.00%	75.00%	75.00%	55.00%
6 Year MSCI EAFE IndexSM Performance Cap 10% Protection Level	n/a	n/a	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 10% Protection Level	n/a	n/a	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	150.00%	150.00%	75.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	90.00%	85.00%	85.00%	55.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	65.00%	65.00%	65.00%	45.00%
6 Year First Trust American Leadership IndexTM Performance Cap 10% Protection Level	n/a	n/a	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	105.00%	90.00%	90.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	70.00%	70.00%	70.00%	55.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	90.00%	90.00%	90.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	90.00%	90.00%	90.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	105.00%	100.00%	100.00%	100.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	110.00%	110.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	100.00%	95.00%	95.00%	95.00%
6 Year S&P 500® Price Return Index Spread Rate 15% Protection Level	0.00%	0.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	3.00%	3.00%	3.00%	10.00%
6 Year Russell 2000® Spread Rate 15% Protection Level	0.00%	0.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	3.00%	3.00%	3.00%	10.00%
6 Year Capital Strength Net Fee IndexSM Spread Rate 15% Protection Level	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.00%
6 Year First Trust American Leadership IndexTM Spread Rate 15% Protection Level	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.00%	2.00%	2.00%	10.00%
Lincoln Level Advantage® Crediting Rates with Guarantee of Principal Death Benefit
Lincoln Level Advantage® B-Share
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.00%	6.00%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.50%	5.50%	5.50%	5.50%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.25%	6.25%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	5.85%	5.85%	5.85%	5.85%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	5.85%	5.85%	5.85%	5.85%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	8.75%	8.75%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	8.00%	8.00%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	6.75%	6.75%	6.75%	6.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	7.25%	7.25%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.50%	6.50%	6.50%	6.50%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	9.50%	9.50%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	8.25%	8.25%	8.25%	8.25%
1 Year Nasdaq-100 Price Return index Performance Trigger 15% Protection Level	10.00%	10.00%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	11.65%	11.65%	10.65%	10.65%	10.65%	10.65%	10.65%	10.65%	10.65%	9.50%	9.50%	9.50%	9.50%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	9.50%	9.50%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	8.75%	8.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.00%	7.00%	7.00%	7.00%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	5.75%	5.75%	5.15%	5.15%	5.15%	5.15%	5.15%	5.15%	5.15%	4.25%	4.25%	4.25%	4.25%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	11.75%	11.75%	11.75%	11.75%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	10.50%	10.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.50%	9.50%	9.50%	9.50%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	13.25%	13.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	11.00%	11.00%	11.00%	11.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	10.50%	10.50%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	8.50%	8.50%	8.50%	8.50%
1 Year Nasdaq-100 Price Return index Performance Cap 15% Protection Level	11.75%	11.75%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	9.50%	9.50%	9.50%	9.50%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	80.00%	80.00%	80.00%	75.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%	85.00%	85.00%	80.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%	80.00%	80.00%	75.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.75%	11.75%	11.25%	11.25%	11.25%	10.00%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	13.25%	13.25%	13.25%	12.25%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	10.50%	10.50%	9.00%	9.00%	9.00%	7.25%
6 Year S&P 500® Price Return Index Dual15 Plus	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	55.00%	50.00%	50.00%	55.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	70.00%	65.00%	65.00%	55.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	40.00%	35.00%	35.00%	35.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	30.00%	25.00%	25.00%	55.00%
6 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	75.00%	75.00%	75.00%	60.00%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	85.00%	85.00%	70.00%	65.00%	65.00%	55.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	75.00%	75.00%	65.00%	60.00%	60.00%	50.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	75.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%	60.00%	60.00%	45.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	55.00%	55.00%	55.00%	40.00%
6 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	n/a	n/a	115.00%	115.00%	115.00%	115.00%	115.00%	95.00%	95.00%	95.00%	90.00%	90.00%	70.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	90.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	65.00%	65.00%	65.00%	50.00%
6 Year MSCI EAFE IndexSM Performance Cap 10% Protection Level	n/a	n/a	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 10% Protection Level	n/a	n/a	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	140.00%	140.00%	70.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	65.00%	60.00%	60.00%	50.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	60.00%	60.00%	60.00%	40.00%
6 Year First Trust American Leadership IndexTM Performance Cap 10% Protection Level	n/a	n/a	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	95.00%	80.00%	80.00%	65.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	90.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	60.00%	60.00%	60.00%	50.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%	80.00%	80.00%	80.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	100.00%	100.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	90.00%	85.00%	85.00%	85.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	110.00%	110.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	100.00%	95.00%	95.00%	95.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	90.00%	90.00%	90.00%
6 Year S&P 500® Price Return Index Spread Rate 15% Protection Level	0.00%	0.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	4.00%	4.00%	11.00%
6 Year Russell 2000® Spread Rate 15% Protection Level	0.00%	0.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	4.00%	4.00%	11.00%
6 Year Capital Strength Net Fee IndexSM Spread Rate 15% Protection Level	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.00%
6 Year First Trust American Leadership IndexTM Spread Rate 15% Protection Level	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.00%	2.00%	2.00%	10.00%

Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	11.15%	11.15%	11.15%	11.15%	11.15%	11.15%	11.15%	12.15%	12.15%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%	10.65%	10.65%	10.65%	10.65%	10.65%	10.65%	10.65%	11.65%	11.65%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	75.00%	75.00%	80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	75.00%	75.00%	75.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	10.00%	10.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	9.50%	9.50%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	70.00%	70.00%	75.00%	90.00%	90.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	65.00%	65.00%	70.00%	85.00%	85.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	9.25%	9.25%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	8.75%	8.75%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	65.00%	65.00%	70.00%	80.00%	80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	60.00%	60.00%	65.00%	75.00%	75.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		4.50%	4.50%	4.50%	4.50%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	6.00%	6.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		4.25%	4.25%	4.25%	4.25%	5.15%	5.15%	5.15%	5.15%	5.15%	5.15%	5.15%	5.75%	5.75%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	65.00%	65.00%	65.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	85.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	60.00%	60.00%	60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	75.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	60.00%	60.00%	60.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	55.00%	55.00%	55.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%	100.00%
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	80.00%	80.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	80.00%	80.00%	80.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.25%	9.25%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.75%	8.75%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.50%	8.50%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	8.00%	8.00%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.75%	7.75%
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.50%	6.50%	6.50%	6.50%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	7.25%	7.25%
Level Advantage B-Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.00%	6.00%	6.00%	6.00%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.50%	6.50%
Level Advantage B-Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.50%	5.50%	5.50%	5.50%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	6.00%	6.00%
Level Advantage B-Share | SP 500 Price Return Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	0.00%	0.00%
Level Advantage B-Share | SP 500 Price Return Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	0.00%	0.00%
Level Advantage B-Share | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	60.00%	60.00%	65.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage B-Share | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	50.00%	50.00%	55.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage B-Share | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	11.75%	11.75%	11.75%	12.25%	12.25%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage B-Share | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	11.25%	11.25%	11.25%	11.75%	11.75%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	95.00%	95.00%	100.00%	100.00%	100.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	90.00%	90.00%	95.00%	95.00%	95.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	75.00%	75.00%	75.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	65.00%	65.00%	65.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	90.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	90.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	100.00%	100.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.50%	7.50%
Level Advantage B-Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	6.65%	7.00%	7.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	0.00%	0.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	0.00%	0.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	75.00%	75.00%	80.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	65.00%	65.00%	70.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	13.75%	13.75%	13.75%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage B-Share | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	13.25%	13.25%	13.25%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	11.00%	11.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.50%	10.50%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	150.00%	150.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	140.00%	140.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	85.00%	85.00%	90.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	60.00%	60.00%	65.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	65.00%	65.00%	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	60.00%	60.00%	60.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	110.00%	110.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	90.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.10%	6.10%	6.10%	6.10%	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%	6.50%	6.50%
Level Advantage B-Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.85%	5.85%	5.85%	5.85%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.25%	6.25%
Level Advantage B-Share | Capital Strength Net Fee Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		35.00%	45.00%	45.00%	50.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Level Advantage B-Share | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		35.00%	35.00%	35.00%	40.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	13.75%	13.75%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%	11.00%	11.00%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	13.25%	13.25%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	90.00%	90.00%	105.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	80.00%	80.00%	95.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	11.00%	11.00%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	10.50%	10.50%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	70.00%	70.00%	70.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	60.00%	60.00%	60.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	90.00%
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	110.00%	110.00%
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	90.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	80.00%	80.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage B-Share | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	9.65%	9.65%	9.65%	9.65%	9.65%	9.65%	9.65%	10.00%	10.00%
Level Advantage B-Share | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.50%	9.50%
Level Advantage B-Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.10%	6.10%	6.10%	6.10%	6.45%	6.45%	6.45%	6.45%	6.45%	6.45%	6.45%	7.00%	7.00%
Level Advantage B-Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.85%	5.85%	5.85%	5.85%	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	6.75%	6.75%
Level Advantage B-Share | First Trust American Leadership Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	2.00%	2.00%	2.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Level Advantage B-Share | First Trust American Leadership Index | Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	2.00%	2.00%	2.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Level Advantage B-Share | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	75.00%	75.00%	80.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Share | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	25.00%	25.00%	30.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%	989.00%
Level Advantage B-Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage B-Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage B-Share | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	9.50%	9.50%	9.50%	11.00%	11.00%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage B-Share | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	9.00%	9.00%	9.00%	10.50%	10.50%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
Level Advantage B-Share | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.75%	9.75%	9.75%	9.75%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	12.00%	12.00%
Level Advantage B-Share | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.75%	11.75%
Level Advantage B-Share | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.50%	10.50%
Level Advantage B-Share | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	10.00%	10.00%
Level Advantage Advisory
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage® Advisory
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%	6.75%	6.75%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.40%	6.40%	6.40%	6.40%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.25%	9.25%	9.25%	9.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	8.25%	8.25%	8.25%	8.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.00%	8.00%	8.00%	8.00%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	9.60%	9.60%	9.60%	9.60%
1 Year Nasdaq-100 Price Return index Performance Trigger 15% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	9.00%	9.00%	9.00%	9.00%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	12.85%	12.85%	12.85%	12.85%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.75%	10.75%	10.75%	10.75%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.25%	9.25%	9.25%	9.25%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.10%	6.10%	6.10%	6.10%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	14.50%	14.50%	14.50%	14.50%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.00%	13.00%	13.00%	13.00%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	13.25%	13.25%	13.25%	13.25%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.75%	10.75%	10.75%	10.75%
1 Year Nasdaq-100 Price Return index Performance Cap 15% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.50%	11.50%	11.50%	11.50%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	90.00%	90.00%	85.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	103.00%	98.00%	98.00%	93.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	103.00%	98.00%	98.00%	93.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.00%	15.00%	15.00%	13.75%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	15.25%	15.25%	15.25%	14.25%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	13.25%	13.25%	13.25%	11.50%
6 Year S&P 500® Price Return Index Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	295.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	135.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	490.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	480.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	470.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	230.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	485.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	105.00%	100.00%	100.00%	100.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	100.00%	100.00%	100.00%	100.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	130.00%	130.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	115.00%	115.00%	115.00%	115.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	125.00%	125.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	115.00%	110.00%	110.00%	110.00%
Lincoln Level Advantage® Crediting Rates with Guarantee of Principal Death Benefit
Lincoln Level Advantage® Advisory
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	5.75%	5.75%	5.75%	5.75%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	5.90%	5.90%	5.90%	5.90%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.75%	8.75%	8.75%	8.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	7.75%	7.75%	7.75%	7.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	7.75%	7.75%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.00%	7.00%	7.00%	7.00%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.25%	10.25%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.10%	9.10%	9.10%	9.10%
1 Year Nasdaq-100 Price Return index Performance Trigger 15% Protection Level	10.50%	10.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	15.00%	15.00%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	12.35%	12.35%	12.35%	12.35%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	10.25%	10.25%	10.25%	10.25%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	10.50%	10.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	8.75%	8.75%	8.75%	8.75%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	6.75%	6.75%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	5.25%	5.25%	5.25%	5.25%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	18.50%	18.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	18.50%	18.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	14.00%	14.00%	14.00%	14.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	14.00%	14.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.50%	12.50%	12.50%	12.50%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	16.50%	16.50%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	12.75%	12.75%	12.75%	12.75%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.25%	10.25%	10.25%	10.25%
1 Year Nasdaq-100 Price Return index Performance Cap 15% Protection Level	14.00%	14.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.00%	11.00%	11.00%	11.00%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	90.00%	85.00%	85.00%	80.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	98.00%	93.00%	93.00%	88.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	90.00%	90.00%	85.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.25%	14.25%	14.25%	13.00%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	14.00%	14.00%	14.00%	13.00%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	12.50%	12.50%	12.50%	10.75%
6 Year S&P 500® Price Return Index Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	245.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	110.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	240.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	185.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	280.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	270.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	180.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	110.00%	110.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	100.00%	95.00%	95.00%	95.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	95.00%	95.00%	95.00%	95.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	125.00%	125.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	110.00%	110.00%	110.00%	110.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	105.00%	105.00%	105.00%

Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.85%	12.85%	12.85%	12.85%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.35%	12.35%	12.35%	12.35%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	15.00%	15.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	10.50%	10.50%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		490.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.10%	6.10%	6.10%	6.10%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.25%	5.25%	5.25%	5.25%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.75%	6.75%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		185.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	110.00%	110.00%
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	90.00%	90.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	90.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.75%	7.75%
Level Advantage Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%
Level Advantage Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.75%	6.75%
Level Advantage Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		245.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.75%	15.00%	15.00%	15.00%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%
Level Advantage Advisory | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	14.25%	14.25%	14.25%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	18.50%	18.50%
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		480.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		280.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	120.00%	120.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	95.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.75%	7.75%
Level Advantage Advisory | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage Advisory | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.25%	15.25%	15.25%	15.25%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage Advisory | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	14.00%	14.00%	14.00%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	12.50%	12.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	14.00%	14.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		470.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		270.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		230.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		180.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	130.00%	130.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	125.00%	125.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		93.00%	98.00%	98.00%	103.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		88.00%	93.00%	93.00%	98.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%	103.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Level Advantage Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.75%	5.75%	5.75%	5.75%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.50%	6.50%
Level Advantage Advisory | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		240.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.25%	13.25%	13.25%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	16.50%	16.50%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		485.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	115.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	125.00%	125.00%
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	110.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	120.00%	120.00%
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		93.00%	98.00%	98.00%	103.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%	108.00%
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	90.00%	90.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage Advisory | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.60%	9.60%	9.60%	9.60%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage Advisory | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.10%	9.10%	9.10%	9.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.25%	10.25%
Level Advantage Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.40%	6.40%	6.40%	6.40%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.90%	5.90%	5.90%	5.90%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	7.00%	7.00%
Level Advantage Advisory | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Level Advantage Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.00%	14.00%	14.00%	14.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	18.50%	18.50%
Level Advantage Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
Level Advantage Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%
Level Advantage Advisory | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	13.25%	13.25%	13.25%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage Advisory | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	12.50%	12.50%	12.50%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Level Advantage Advisory | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage Advisory | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%	11.00%	11.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	14.00%	14.00%
Level Advantage Advisory | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage Advisory | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.50%	10.50%
Level Advantage B-Class
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage® B-Class
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%	6.75%	6.75%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.40%	6.40%	6.40%	6.40%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.25%	9.25%	9.25%	9.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	8.25%	8.25%	8.25%	8.25%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	9.60%	9.60%	9.60%	9.60%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.25%	11.25%	11.25%	11.25%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.00%	9.00%	9.00%	9.00%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.10%	6.10%	6.10%	6.10%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.75%	11.75%	11.75%	11.75%
6 Year S&P 500® Price Return Index Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	295.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	135.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	490.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	480.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	470.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	230.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	485.00%
Lincoln Level Advantage® Crediting Rates with Guarantee of Principal Death Benefit
Lincoln Level Advantage® B-Class
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	5.75%	5.75%	5.75%	5.75%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	5.90%	5.90%	5.90%	5.90%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.75%	8.75%	8.75%	8.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	7.75%	7.75%	7.75%	7.75%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.25%	10.25%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.10%	9.10%	9.10%	9.10%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	13.00%	13.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.35%	10.35%	10.35%	10.35%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.75%	10.75%	10.75%	10.75%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	10.25%	10.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	6.75%	6.75%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	5.25%	5.25%	5.25%	5.25%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	17.50%	17.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	17.50%	17.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	13.00%	13.00%	13.00%	13.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	13.00%	13.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.50%	11.50%	11.50%	11.50%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	15.50%	15.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.75%	11.75%	11.75%	11.75%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.25%	11.25%	11.25%	11.25%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	13.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	14.00%	14.00%	14.00%	13.00%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	12.50%	12.50%	12.50%	10.75%
6 Year S&P 500® Price Return Index Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	245.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	110.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	240.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	185.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	280.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	270.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	180.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%

Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.35%	10.35%	10.35%	10.35%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	13.00%	13.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	10.25%	10.25%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		490.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.10%	6.10%	6.10%	6.10%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.25%	5.25%	5.25%	5.25%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.75%	6.75%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		185.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Level Advantage B-Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%
Level Advantage B-Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.75%	6.75%
Level Advantage B-Class | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		245.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Class | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	17.50%
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		480.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		280.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage B-Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.75%	7.75%
Level Advantage B-Class | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage B-Class | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage B-Class | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	14.00%	14.00%	14.00%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	13.00%	13.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		470.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		270.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		230.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		180.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Level Advantage B-Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.75%	5.75%	5.75%	5.75%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.50%	6.50%
Level Advantage B-Class | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		240.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	15.50%	15.50%
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		485.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.60%	9.60%	9.60%	9.60%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage B-Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.10%	9.10%	9.10%	9.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.25%	10.25%
Level Advantage B-Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.40%	6.40%	6.40%	6.40%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage B-Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.90%	5.90%	5.90%	5.90%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	7.00%	7.00%
Level Advantage B-Class | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage B-Class | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage B-Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	17.50%	17.50%
Level Advantage B-Class | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	12.50%	12.50%	12.50%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Level Advantage Advisory Class
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage® Advisory Class
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%	6.75%	6.75%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.40%	6.40%	6.40%	6.40%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.25%	9.25%	9.25%	9.25%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	8.25%	8.25%	8.25%	8.25%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	9.60%	9.60%	9.60%	9.60%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.25%	11.25%	11.25%	11.25%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.00%	9.00%	9.00%	9.00%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.10%	6.10%	6.10%	6.10%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.75%	11.75%	11.75%	11.75%
6 Year S&P 500® Price Return Index Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	295.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	135.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	490.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	480.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	470.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	230.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	485.00%
Lincoln Level Advantage® Crediting Rates with Guarantee of Principal Death Benefit
Lincoln Level Advantage® Advisory Class
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/19/2026
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	6.75%	6.75%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.25%	6.25%	6.25%	6.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Capital Strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	6.50%	6.50%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	5.75%	5.75%	5.75%	5.75%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	5.90%	5.90%	5.90%	5.90%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.75%	8.75%	8.75%	8.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	7.75%	7.75%	7.75%	7.75%
1 Year First Trust American Leadership IndexSM Performance Trigger 10% Protection Level	10.25%	10.25%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.10%	9.10%	9.10%	9.10%
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	13.00%	13.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.35%	10.35%	10.35%	10.35%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	10.75%	10.75%	10.75%	10.75%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	10.25%	10.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	6.75%	6.75%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	5.25%	5.25%	5.25%	5.25%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	17.50%	17.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	17.50%	17.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	13.00%	13.00%	13.00%	13.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	13.00%	13.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.50%	11.50%	11.50%	11.50%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	15.50%	15.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.75%	11.75%	11.75%	11.75%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.25%	11.25%	11.25%	11.25%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	13.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	14.00%	14.00%	14.00%	13.00%
6 Year MSCI EAFE Index Peformance Cap Annual Lock 10% Protection Level	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	12.50%	12.50%	12.50%	10.75%
6 Year S&P 500® Price Return Index Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	245.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	110.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	240.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	235.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	290.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	185.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	280.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	270.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	180.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	285.00%

Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.35%	10.35%	10.35%	10.35%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	13.00%	13.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	10.25%	10.25%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		490.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.10%	6.10%	6.10%	6.10%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.25%	5.25%	5.25%	5.25%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.75%	6.75%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		185.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Level Advantage Advisory Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.75%	6.75%
Level Advantage Advisory Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.75%	6.75%
Level Advantage Advisory Class | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		245.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	17.50%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		480.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		280.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.75%	7.75%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage Advisory Class | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	14.00%	14.00%	14.00%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	13.00%	13.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		470.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		270.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		230.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		180.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.25%	6.25%	6.25%	6.25%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.75%	5.75%	5.75%	5.75%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.50%	6.50%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		240.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	15.50%	15.50%
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		485.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.60%	9.60%	9.60%	9.60%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage Advisory Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.10%	9.10%	9.10%	9.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.25%	10.25%
Level Advantage Advisory Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.40%	6.40%	6.40%	6.40%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage Advisory Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.90%	5.90%	5.90%	5.90%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	7.00%	7.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		285.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage Advisory Class | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage Advisory Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	17.50%	17.50%
Level Advantage Advisory Class | MSCI EAFE Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	12.50%	12.50%	12.50%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%